Velocity Commercial Capital Loan Trust 2021-3 ABS-15G

Exhibit 99.02

Field	Loans With Discrepancy	Total Times Compared	% Variance
# of Units	0	456	0.00%
Amortization Term	0	456	0.00%
Amortization Type	0	456	0.00%
Appraised Value	0	456	0.00%
Borrower Full Name	0	456	0.00%
City	0	456	0.00%
Contract Sales Price	0	456	0.00%
DCR UW VCC	0	456	0.00%
First Interest Rate Change Date	0	456	0.00%
First Payment Change Date	0	456	0.00%
Index Type	0	456	0.00%
Interest Only	0	456	0.00%
Interest Rate Change Frequency	0	456	0.00%
Interest Rate Initial Cap	0	456	0.00%
Interest Rate Initial Maximum	0	456	0.00%
Interest Rate Initial Minimum	0	456	0.00%
Interest Rate Life Cap	0	456	0.00%
Interest Rate Life Max	0	456	0.00%
Interest Rate Life Min	0	456	0.00%
Interest Rate Periodic Cap	0	456	0.00%
Investment Property Type	0	456	0.00%
Lien Position	0	456	0.00%
LTV Valuation Value	0	456	0.00%
Margin	0	456	0.00%
Maturity Date	0	456	0.00%
Mod	0	456	0.00%
Next Interest Rate Change Date	0	456	0.00%
Note Date	0	456	0.00%
Occupancy	0	456	0.00%
Original Interest Rate	0	456	0.00%
Original Loan Amount	0	456	0.00%
Original LTV	0	456	0.00%
Original P&I	0	456	0.00%
Original Term	0	456	0.00%
Prepayment Penalty Period (months)	0	456	0.00%
Prepayment Terms	0	456	0.00%
Purpose	0	456	0.00%
Refi Purpose	0	456	0.00%
Representative FICO	0	456	0.00%
State	0	456	0.00%
Street	0	456	0.00%
Zip	0	456	0.00%
Total	0	19152	0.00%